DEBT	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
DEBT
DEBT

Short-Term Borrowings

Outstanding Borrowings

As of December 31, 2013, the Company’s short-term borrowings were $2.0 million and consisted of borrowings made by the Company’s subsidiary in Argentina. These short-term borrowings had a weighted-average interest rate of 22.00% as of December 31, 2013. The Company intends to repay these borrowings within 12 months and has the ability to do so.

As of December 31, 2012, the Company’s short-term borrowings totaled $161.0 million and were primarily from its 5-year revolving credit facility agreement (“Credit Facility”).

Five-Year Revolving Credit Facility Agreement

Borrowings from the Credit Facility are used for working capital and other general corporate purposes. The Credit Facility is unsecured, repayable at maturity in June 2016 and can be extended annually if a sufficient number of lenders agree. The maximum amount of outstanding borrowings and letters of credit permitted at any one time under the Credit Facility is $500.0 million, which may be increased from time to time up to $750.0 million at the Company’s request and with the consent of the lenders, subject to satisfaction of customary conditions. The Credit Facility contains financial covenants, whereby the ratio of consolidated total debt to consolidated Earnings Before Interest, Income Taxes, Depreciation and Amortization (“EBITDA”) cannot exceed 3.25 to 1.0, and the ratio of consolidated EBITDA to consolidated interest expense cannot be less than 3.0 to 1.0. The Company was in compliance with these covenants as of December 31, 2013.

Borrowings under the Credit Facility bear interest at a rate that is determined as a base rate plus a margin. The base rate is either (a) LIBOR for a specified interest period, or (b) a floating rate based upon JPMorgan Chase Bank’s prime rate, the Federal Funds rate or LIBOR. The margin is determined by reference to the Company’s credit rating. The margin can range from 0.075% to 1.45% over the base rate. In addition, the Company incurs an annual 0.2% facility fee on the entire facility commitment of $500.0 million.

As of December 31, 2013, the Company did not have any borrowings outstanding from the Credit Facility. For the year ended December 31, 2013, borrowings from the Credit Facility had a weighted-average interest rate of 1.52%.

Note Payable

        On March 15, 2012, the Company acquired 80% of the outstanding capital stock of Nutricion para el Conosur S.A. See Note 8 for discussion of the acquisition. Of the ARS850.7 million purchase price, ARS377.6 million was financed through a note payable. The remaining balance of the note payable was paid on July 10, 2013.

Long-Term Debt

        The components of long-term debt were as follows:

(Dollars in millions)	December 31, 2013	December 31, 2012
Principal Value:
3.50% Notes due 2014	$500.0	$500.0
4.90% Notes due 2019	700.0	700.0
5.90% Notes due 2039	300.0	300.0
Subtotal	1,500.0	1,500.0
Adjustments to Principal Value:
Unamortized basis adjustment for terminated interest rate swaps	16.7	26.0
Unamortized bond discount	(2.0)	(2.8)
Less amount due within one year	505.6	—
Long-term debt	$1,009.1	$1,523.2

       The notes may be prepaid at any time, in whole or in part, at a redemption price equal to the greater of par value or an amount calculated based upon the sum of the present values of the remaining scheduled payments. Upon a change of control, the Company may be required to repurchase the notes in an amount equal to 101% of the then outstanding principal amount plus accrued and unpaid interest. Interest on the notes are due semi-annually, and the notes are not subject to amortization.

       The Company’s long-term debt has a principal value of $1,500 million, of which $500 million is considered short-term as it matures on November 1, 2014. MJN plans to refinance a portion of these notes in 2014. The Company determined the fair value of its long-term debt based on current market yields in the secondary market, classified as Level 2. As of December 31, 2013 fair value of the Company's long-term debt was $1,611.1 million.

        The components of interest expense-net were as follows:

	Years Ended December 31,
(In millions)	2013	2012	2011
Interest expense	$59.2	$70.9	$60.2
Interest income	(8.6)	(5.9)	(8.0)
Interest expense-net	$50.6	$65.0	$52.2
Interest payments, net of amounts related to interest rate swaps	$72.0	$74.9	$61.4

See Note 16 for discussion on the Company’s derivatives.